Term Loans and Revolving Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Term Loans and Revolving Credit Facility [Abstract]
TERM LOANS AND REVOLVING CREDIT FACILITY

NOTE 11 — TERM LOANS AND REVOLVING CREDIT FACILITY

Term loans and revolving credit facilities are comprised of the following:

	September 30, 2025		December 31, 2024
	Interest Rate	Principal	Interest Rate	Principal
Term Loans:
Lingo Term Loan	—	$—	7.91%	$52,925
Nomura Term Loan	—	—	11.52%	122,538
BRPAC Term Loan	7.28%	68,000	7.42%	30,106
Oaktree Term Loan	12.20%	63,576	—	—
Subtotal		131,576		205,569
Less: Unamortized debt issuance costs and discount		(9,652)		(6,140)
Total Term Loans		$121,924		$199,429
	Weighted Average Interest Rate	Principal
	September 30, 2025	September 30, 2025	December 31, 2024
Revolver Loan:
Targus Revolver Loan	7.41%	$10,167	$16,329

Oaktree Credit Agreement

On February 26, 2025, the Company and BRFH (“BRFH Borrower”) entered into a new credit agreement with a group of funds indirectly or directly controlled by Oaktree Capital Management, L.P. with Oaktree Fund Administration, LLC, acting as the administrative agent and collateral agent. The new credit agreement provided for (i) a three-year $125,000 secured term loan credit facility (the “Oaktree Term Loan”) and (ii) a four-month $35,000 secured delayed draw term loan credit facility (the “Delayed Draw Facility” and, together with the Oaktree Term Loan, the “Credit Facility”). The Oaktree Term Loan matures on the earliest of (i) February 26, 2028, and (ii) a springing maturity date 91 days prior to the maturity of any series of bonds, notes or bank indebtedness of the Company or the BRFH Borrower (other than the Company’s 6.375% Senior Notes due February 28, 2025 and the Company’s 5.50% Senior Notes due March 31, 2026) outstanding on such date with an aggregate amount exceeding $10,000 (the “Initial Term Loan Maturity Date”). The proceeds from the Oaktree Term Loan were primarily used (a) to repay the existing indebtedness under the Nomura Credit agreement (b) for working capital and general corporate purposes and (c) to pay transaction fees and expenses. The proceeds of the Delayed Draw Facility was used (a) to fund obligations relating to the liquidation of substantially all of the assets of JOANN, Inc. and its subsidiaries and (b) for working capital and general corporate purposes.

The Credit Facility accrues interest at the adjusted term SOFR rate (as defined in the Credit Facility) with an applicable margin of 8.00% or interest at the base rate as defined in the Credit Facility plus an applicable margin of 7.00%. In addition to paying interest on outstanding borrowings under the Credit Facility, the Company was required to pay (i) a closing fee of 3.00% of the aggregate principal amount of the loans under the Oaktree Term Loan and 2.00% of the aggregate principal amount of the loans under the Delayed Draw Facility, and (ii) an exit fee upon the prepayment or repayment of the Credit Facility of 5.00% of the aggregate principal amount of such loans repaid, provided, that the Oaktree Term Loan exit fee shall not be payable if the share price for the Company’s common stock exceeds a certain threshold. The Company determined that the Credit Facility is an indexed debt obligation under ASC 470, Debt and will accrete the contingent Oaktree Term Loan exit fee to its expected payment amount. The Oaktree Term Loan also contains an additional prepayment premium, as defined in the Oaktree Term Loan, of a minimum of 5.00%.

The Credit Facility contains covenants that, among other things, limit the Company’s, the BRFH Borrower’s and the BRFH Borrower’s subsidiaries’ ability to incur additional indebtedness or liens, to dispose of assets, to make certain fundamental changes, to enter into restrictive agreements, to make certain investments, loans, advances, guarantees and acquisitions, to prepay certain indebtedness and to pay dividends or to make other distributions or redemptions/repurchases in respect of their respective equity interests. The Company is in compliance with all financial covenants in the Oaktree Credit Agreement as of September 30, 2025.

Subject to certain eligibility requirements, certain assets of the BRFH Borrower are placed into a borrowing base (the “Borrowing Base”), which serves to limit the borrowings under the Credit Facility. The sale of an asset in the Borrowing Base requires the BRFH Borrower to make a prepayment in an amount equal to the proceeds of such disposition multiplied by the percentage “credit” that is assigned to such asset in the Borrowing Base. The BRFH Borrower may be obligated to prepay the loans or post cash in a controlled account in the event the Borrowing Base falls below a certain level as defined in the Credit Facility. The Company recorded a derivative liability of $11,244 related to a mandatory repayment feature in the Credit Facility at the inception of the Credit Facility. (See Note 2(l) - Fair Value Measurements.) The Company sold certain assets in the Borrowing Base that required the Company to repay $62,500 of principal on the Oaktree Term Loan and $35,000 on the Delayed Draw Facility during the nine months ended September 30, 2025.

During the nine months ended September 30, 2025, the Company made principal payments of $35,000 on the Delayed Draw Facility, which paid the facility off in full. Through a series of principal payments in the amount of $62,500 during the nine months ended September 30, 2025, the outstanding balance on the Oaktree Term Loan was reduced from $125,000 to $62,500 as of September 30, 2025. Interest expense on the Credit Facility to Oaktree during the three and nine months ended September 30, 2025 was $1,330 and $9,089, respectively.

The Company issued warrants to certain affiliates of Oaktree Capital Management, L.P. in connection with the Oaktree Term Loan to purchase approximately 1,832,290 shares (or 6% on a fully diluted basis) of the Company’s common stock at an exercise price of $5.14 per share. The warrants contain certain anti-dilution provisions pursuant to which, under certain circumstances, the warrant holders would be entitled to exercise the warrants for up to 19.9% of the then-outstanding shares of the Company’s common stock. The Company evaluated the warrants under ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, determined the warrants met the criteria for liability classification, and recorded a warrant liability of $7,860.

The initial measurement of the embedded derivative and warrant liability creates a discount on the carrying amount of the long-term debt, which together with the original issue discount, debt issuance costs, are amortized via the effective interest method under ASC 835-30, Interest — Imputation of Interest. Subsequent changes in fair value of the embedded derivative and warrant liability are reported in the “Other income (expense)” section in our unaudited condensed consolidated statements of operations. Refer to Note 2 — Summary of Significant Accounting Policies and Note 19(b) — Common Stock Warrants.

On March 24, 2025, the Company and the BRFH Borrower entered into Amendment No. 1 to the Credit Facility which, among other things, removed certain pledged stock from the collateral and adjusted mandatory prepayment provisions in connection with dispositions of borrowing base assets. On July 8, 2025, the Company and the BRFH Borrower entered into Amendment No. 2 to the Credit Facility which, among other things, amended the borrowing base to include certain first lien term loans extended to certain subsidiaries of the Company and made certain changes to the negative covenants. On October 8, 2025, the Company and the BRFH Borrower entered into Amendment No. 3 to the Credit Facility with Oaktree which provided that the springing maturity date of the Oaktree Term Loan shall in no event occur prior to March 31, 2027, thereby extending the earliest possible maturity date for the Oaktree Term Loan.

Targus Credit Agreement

On October 18, 2022, Targus (“Targus Borrower”), among others, entered into a credit agreement (“Targus Credit Agreement”) with PNC Bank, National Association (“PNC”), as agent and security trustee for a five-year $28,000 term loan and a five-year $85,000 revolver loan (the “Targus Revolver Loan”), which was used to finance part of the acquisition of Targus. The final maturity date is October 18, 2027.

The Targus Credit Agreement contained certain covenants, including those limiting the Targus Borrower’s ability to incur certain indebtedness, incur liens, sell or acquire assets or businesses, change the nature of their businesses, engage in transactions with related parties, make certain investments or pay dividends. The Targus Credit Agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults. If an event of default were to have occurred, the agent would have been entitled to take various actions, including the acceleration of amounts outstanding under the Targus Credit Agreement. On October 31, 2023 and February 20, 2024, the Company entered into Amendment No. 1 and No. 2 to the Targus Credit Agreement, which, among other things, modified the fixed charge coverage ratio (“FCCR”) and the minimum EBITDA requirements which waived the financial covenant breaches for the periods ended September 30, 2023 and December 31, 2023. Amendment No. 2 also provided, among other things, with a cure right for the Company to provide a capital contribution to Targus in the event of a financial covenant breach (the “Keepwell”). On June 27, 2024, the Company entered into Amendment No. 3 to the Targus Credit Agreement to replace the terminating Canadian benchmark interest rate with the Term Canadian Overnight Repo Rate Average Reference Rate. For the periods ended June 30, 2024 and September 30, 2024, the minimum EBITDA covenant was breached. On August 14, 2024, the Company contributed $1,602 to Targus to cure the minimum EBITDA covenant that was breached for the period ended June 30, 2024. On November 7, 2024, the Company entered into Amendment No. 4 to the Targus Credit Agreement, which among other things, waived the September 30, 2024 minimum EBITDA covenant breach, reduced the revolving loan sublimits, modified the FCCR covenant, removed the minimum EBITDA requirement, imposed a minimum undrawn availability covenant, and modified the terms of the Keepwell. Concurrently with the effectiveness of Amendment No. 4 to the Targus Credit Agreement, the Company repaid the outstanding balance of the term loan in full with $2,100 of revolver loan advances and $7,500 of cash from the Company.

On May 9, 2025, the Targus Borrower entered into Amendment No. 5 to the Targus Credit Agreement, which among other things, (i) required quarterly repayments of revolver loan advances in an amount equal to $2,500 commencing on September 30, 2025 and continuing until the total outstanding amount thereunder is paid in full, (ii) reduced the maximum revolving commitments from $30,000 to $25,000, (iii) required the repayment of $5,000 of outstanding revolving advances, (iv) requires that the Targus Borrower use commercially reasonable efforts to refinance the obligations under the Targus Credit Agreement by July 31, 2025, (v) requires the Targus Borrower pay one or more quarterly commitment fees of $250 until paid in full, and (vi) requires the Targus Borrower to pay a deferred amendment fee of $1,000 in the event the Targus Borrower is unable to refinance the Targus Credit Agreement by July 31, 2025. On July 25, 2025, the Targus Borrower entered into Amendment No. 6 to the Targus Credit Agreement, which among other things, (i) requires payment of an amendment fee of $150 and (ii) requires that the Targus Borrower pay a revised deferred amendment fee of $850 in the event the Company is unable to refinance the obligations under the Targus Credit Agreement by August 15, 2025. On August 15, 2025, the Targus Borrower entered into Amendment No. 7 to the Targus Credit Agreement, which among other things, (i) requires the Targus Borrower to pay an amendment fee of $100 and (ii) requires the Targus Borrower to pay the deferred amendment fee of $850 in the event the Targus Borrower is unable to refinance the Targus Credit Agreement by August 20, 2025.

In connection with the above amendments to the Targus Credit Agreement, the Company entered into Amendment No. 2 to the Keepwell on May 9, 2025, Amendment No. 3 to the Keepwell on July 25, 2025, and Amendment No. 4 to the Keepwell on August 15, 2025, which among other things, modified the conditions under which, if satisfied, the Company would be required to make certain capital contributions to the Targus Borrower.

The Targus Revolver Loan consisted of base rate loans that bear interest on the outstanding principal amount equal to the base rate plus an applicable margin of 3.00% and term rate loans that bear interest on the outstanding principal amount equal to the revolver SOFR rate plus an applicable margin of 4.00%. The average borrowings under the revolver loan was $14,179 for the period from January 1, 2025 through August 19, 2025 (see “Targus/FGI Credit Agreement” section below) and $21,023 for the nine months ended September 30, 2024. The amount available for borrowings under the Targus Credit Agreement was zero and $5,361 at September 30, 2025 and December 31, 2024, respectively. Interest expense on these loans during the three and nine months ended September 30, 2025 was $545 and $1,337, respectively. Interest expense on these loans during the three and nine months ended September 30, 2024 was $987 and $3,432, respectively.

On August 20, 2025, the Company entered into a new Targus/FGI Credit Agreement to refinance and repay all outstanding obligations under the existing Targus Credit Agreement, as more fully described below, and recorded a loss on extinguishment of debt of $950, which is included in the “Loss on extinguishment of debt” line item in the unaudited condensed consolidated statements of operations during the three and nine months ended September 30, 2025.

Targus/FGI Credit Agreement

On August 20, 2025, the Targus Borrower and certain of the Targus Borrowers’ direct and indirect subsidiaries (the “FGI Loan Parties”) entered into a Revolving Credit, Receivables Purchase, Security and Guaranty Agreement (the “Targus/FGI Credit Agreement”) with FGI Worldwide LLC (“FGI”), as agent and for a three-year $30,000 revolving loan facility, the proceeds of which were used to refinance and repay all obligations under the existing Targus Credit Agreement with PNC. The final maturity date of the Targus/FGI Credit Agreement is August 20, 2028.

The Targus/FGI Credit Agreement is a revolving line of credit facility with a receivables purchase feature under which the purchase of eligible receivables is on a full recourse basis with each borrower retaining the risk of non-payment. The revolving loans bear interest at the greater of (a) 5.25% per annum or (b) 3.00% above the term SOFR for a period of 1 month plus 10 basis points, plus (c) 0.30% per month collateral management fee. The average borrowings under the revolving loan facility was $11,090 for the three months ended September 30, 2025. The amount available for borrowings under the Targus/FGI Credit Agreement was $11,406 at September 30, 2025. Interest expense on these loans during the three months ended September 30, 2025 was $129.

The Targus/FGI Credit Agreement is secured by (i) a first priority perfected security interest in and a lien upon all of the assets of the FGI Loan Parties, and (ii) a pledge of all of the equity interests of the Targus Borrower and its direct and indirect subsidiaries. The Targus/FGI Credit Agreement was secured by substantially all Targus assets as collateral defined in the Targus/FGI Credit Agreement which assets had an aggregate value of approximately $157,006, including $36,409 of accounts receivable and $48,034 of inventory as of September 30, 2025. The Targus/FGI Credit Agreement contains certain covenants, including those limiting the FGI Loan Parties’ ability to incur indebtedness, incur liens, sell or acquire assets or businesses, change the nature of their businesses, engage in transactions with related parties, make certain investments or pay dividends. The Targus/FGI Credit Agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults. If an uncured event of default occurs, FGI would be entitled to take various actions, including the acceleration of amounts outstanding under the Targus/FGI Credit Agreement.

As required under the Targus/FGI Credit Agreement, BRCC entered into an amendment to an existing intercompany loan and security agreement to extend an additional subordinated loan to the Targus Borrower at the closing of the Targus/FGI Credit Agreement in the amount of $5,000, increasing the aggregate principal amount of such loan from $5,000 to $10,000.

Lingo Credit Agreement

On August 16, 2022, the Company’s subsidiary, Lingo Management, LLC, a Delaware limited liability company (“Lingo” or “Lingo Borrower”), entered into a credit agreement (the “Lingo Credit Agreement”) by and among the Lingo Borrower, the Company as the secured guarantor, and Banc of California, N.A. in its capacity as the administrative agent and lender, for a five-year $45,000 term loan (the “Lingo Term Loan”) which was used to finance part of the purchase of BullsEye Telecom, Inc. by Lingo. Upon a series of amendments, the principal balance of the Lingo Term Loan was increased to $73,000.

On January 6, 2025, as discussed below, BRPI Acquisition Co LLC (“BRPAC”), a Delaware limited liability company, entered into an amended and restated credit agreement (the “BRPAC Amended Credit Agreement”) with the Banc of California N.A. in its capacity as the administrative agent and lender and with other lenders party thereto from time to time. A portion of the proceeds from the BRPAC Amended Credit Agreement were used to pay all outstanding principal amounts and accrued interest under the Lingo Term Loan, and the Lingo Credit Agreement was effectively terminated upon repayment on January 6, 2025.

Interest expense on the term loan during the three months ended September 30, 2024 was $1,370. Interest expense on the term loan during the nine months ended September 30, 2025 and 2024 was $62, and $4,254, respectively.

bebe Credit Agreement

As a result of the Company obtaining a majority ownership interest in bebe on October 6, 2023, bebe’s credit agreement with SLR Credit Solutions (the “bebe Credit Agreement”) for a $25,000 five-year term loan was included in the outstanding balance of term loans until it was repaid on October 25, 2024, upon the closing of the Brands Transaction as described in Note 4 — Discontinued Operations and Assets Held for Sale. Proceeds of $22,188 from closing the Brands Transaction was used to pay off the then outstanding balance of the term loan in full and $224 of loan payoff expenses. Interest expense on the term loan during the three and nine months ended September 30, 2024 was $691 and $2,102, respectively.

Nomura Credit Agreement

The Company, and its wholly owned subsidiaries, BRFH, and BR Advisory & Investments, LLC had entered into a credit agreement dated June 23, 2021 (as amended, the “Prior Credit Agreement”) with Nomura Corporate Funding Americas, LLC, as administrative agent, and Wells Fargo Bank, N.A., as collateral agent, for a four-year $300,000 secured term loan credit facility (the “Prior Term Loan Facility”) and a four-year $80,000 secured revolving loan credit facility (the “Prior Revolving Credit Facility”) with a maturity date of June 23, 2025.

On August 21, 2023, the Company and BRFH Borrower, and certain direct and indirect subsidiaries of the BRFH Borrower (the “BRFH Guarantors”), entered into a credit agreement (the “Credit Agreement”) with Nomura Corporate Funding Americas, LLC, as administrative agent, and Computershare Trust Company, N.A., as collateral agent, for a four-year $500,000 secured term loan credit facility (the “New Term Loan Facility”) and a four-year

$100,000 secured revolving loan credit facility (the “New Revolving Credit Facility” and together, the “New Credit Facilities”). The purpose of the Credit Agreement was to (i) fund the Freedom VCM equity investment, (ii) prepay in full the Prior Term Loan Facility and Prior Revolving Credit Facility with an aggregate outstanding balance of $347,877, which included $342,000 in principal and $5,877 in interest and fees, (iii) fund a dividend reserve in an amount not less than $65,000, (iv) pay related fees and expenses, and (v) for general corporate purposes.

The Credit Agreement was secured on a first priority basis by a security interest in the equity interests of the BRFH Borrower and each of the BRFH Borrower’s subsidiaries (subject to certain exclusions) and a security interest in substantially all of the assets of the BRFH Borrower and the Guarantors. The Credit Agreement contained certain affirmative and negative covenants customary for financings of this type that, among other things, limited the Company’s and its subsidiaries’ ability to incur additional indebtedness or liens, to dispose of assets, to make certain fundamental changes, to enter into restrictive agreements, to make certain investments, loans, advances, guarantees and acquisitions, to prepay certain indebtedness and to pay dividends or to make other distributions or redemptions/repurchases in respect of their respective equity interests. The Credit Agreement contained customary events of default, including with respect to a failure to make payments under the credit facilities, cross-default, certain bankruptcy and insolvency events and customary change of control events. On September 17, 2024, the Company entered into Amendment No. 4 to the Credit Agreement (the “Fourth Nomura Amendment”), and the Company made a payment of $85,857 which consisted of a principal payment of $85,146 and accrued interest of $711. Loan fees incurred in connection with the Fourth Nomura Amendment totaled $5,869, of which $3,523 was added to the principal balance of the term loan. After giving effect to these amounts, the outstanding principal balance on the term loan was reduced from $469,750 to $388,127. In connection with the Fourth Nomura Amendment, the revolving credit facility in the amount of $100,000, which had no balance outstanding at September 17, 2024, was terminated and the Company was required to reduce the principal amount of the term loan to be no greater than $100,000 on or prior to September 30, 2025. The scheduled maturity date of the term loan was August 21, 2027.

Prior to the Fourth Nomura Amendment, SOFR rate loans under the New Credit Facilities accrued interest at the adjusted Term SOFR rate plus an applicable margin of 6.00%. In addition to paying interest on outstanding borrowings under the New Revolving Credit Facility, the Company was required to pay a quarterly commitment fee based on the unused portion, which was determined by the average utilization of the facility for the immediately preceding fiscal quarter. In connection with the Fourth Nomura Amendment, interest on the term loan increased to SOFR loans accrued interest at the adjusted term SOFR plus an applicable margin of 7.00% cash interest or, at the election of the Company, at the adjusted term SOFR determined plus an applicable margin of 6.00% cash interest plus 1.50% paid-in-kind interest; and base rate loans accrued interest at the base rate plus an applicable margin of 6.00% cash interest or, at the election of the Company, at the adjusted term SOFR determined for such day plus an applicable margin of 5.00% cash interest plus 1.50% PIK Interest. Interest expense on the term loan during the three months ended September 30, 2024 was $6,087. Interest expense on the term loan during the nine months ended September 30, 2025 and 2024 was $2,457 and $18,776, respectively. Interest on the revolving facility, which was terminated in connection with the Fourth Nomura Amendment on September 17, 2024, was $428 and $1,420 during the three and nine months ended September 30, 2024, respectively.

The Fourth Nomura Amendment contained certain provisions related to borrowing base, including specific treatment for certain assets in the calculation of borrowing base and also included mandatory prepayment provisions regarding asset sales. On December 9, 2024, the Company entered into Amendment No. 5 to the Credit Agreement (the “Fifth Amendment”) which extended the springing maturity date of the term loans if more than $25,000 aggregate principal amount of the 5.50% 2026 Notes was outstanding to February 3, 2026 and permitted under certain conditions an additional $10,000 of telecommunications financing. On January 3, 2025, the Company entered into Amendment No. 6 to the Credit Agreement (the “Sixth Amendment”) which agreed to permit under certain conditions the contribution by BRPI of 100% of the equity interests in Lingo to BRPAC in connection with the entry into the BRPAC Amended Credit Agreement. There was no fee charged in connection with the Sixth Amendment.

The borrowing base as defined in the Credit Agreement consisted of a collateral pool that includes certain of the Company’s loans receivables in the amount of $112,454 (which was included in the “Loans receivable, at fair value” line item of $90,103 reported in our consolidated balance sheet at December 31, 2024) and investments in the amount of $228,292 (which was included in the “Securities and other investments owned, at fair value” line item of $282,325 reported in our consolidated balance sheet) as of December 31, 2024.

As of December 31, 2024, the outstanding balance on the term loan was $117,292 (net of unamortized debt issuance costs of $5,246). As fully discussed in “Oaktree Credit Agreement” above, on February 26, 2025, the Company used proceeds from the Credit Facility to repay the outstanding principal balance under the Prior Credit Agreement.

BRPAC Credit Agreement

On December 19, 2018, BRPAC, United Online, Inc., and YMAX Corporation, Delaware corporations (collectively, the “BRPAC Borrowers”), indirect wholly owned subsidiaries of the Company, in the capacity as borrowers, entered into a credit agreement (the “BRPAC Credit Agreement”) with the Banc of California, N.A. in the capacity as agent (the “Agent”) and lender and with the other lenders party thereto (the “Closing Date Lenders”). Certain of the BRPAC Borrowers’ U.S. subsidiaries are guarantors of all obligations under the BRPAC Credit Agreement and are parties to the BRPAC Credit Agreement in such capacity (collectively, the “Secured Guarantors”; and together with the BRPAC Borrowers, the “Credit Parties”). In addition, the Company and B. Riley Principal Investments, LLC, the parent corporation of BRPAC and a subsidiary of the Company, are guarantors of the obligations under the BRPAC Credit Agreement pursuant to standalone guaranty agreements pursuant to which the shares outstanding membership interests of BRPAC are pledged as collateral.

Through a series of amendments, including the most recent fourth amendment to the BRPAC Credit Agreement (the “Fourth BRPAC Amendment”) on June 21, 2022, the BRPAC Borrowers, the Secured Guarantors, the Agent and the Closing Date Lenders agreed to the following, among other things: (i) the Lenders agreed to make a new $75,000 term loan to the BRPAC Borrowers, the proceeds of which the BRPAC Borrowers’ used to repay the outstanding principal amount of the existing terms loans and optional loans and will use for other general corporate purposes, (ii) a new applicable margin level of 3.50% was established as set forth from the date of the Fourth BRPAC Amendment, (iii) Marconi Wireless Holdings, LLC (“Marconi Wireless”) was added to the BRPAC Borrowers, (iv) the maturity date of the term loan was set to June 30, 2027, and (v) the BRPAC Borrowers were permitted to make certain distributions to the parent company of the BRPAC Borrowers.

The borrowings under the amended BRPAC Credit Agreement bear interest equal to the 30-day Average SOFR rate plus a margin of 2.75% to 3.50% per annum, depending on the BRPAC Borrowers’ consolidated total funded debt ratio as defined in the BRPAC Credit Agreement. As of December 31, 2024, the outstanding balance on the term loan was $29,774 (net of unamortized debt issuance costs of $332).

On January 6, 2025 (the “Closing Date”), BRPAC entered into the BRPAC Amended Credit Agreement with certain subsidiaries of the Company, the Banc of California, in the capacity as agent and lender and with other lenders party thereto from time to time. The Company’s subsidiary Lingo was added as a BRPAC Borrower to the BRPAC Amended Credit Agreement. Pursuant to the BRPAC Amended Credit Agreement, the lenders made a new five-year $80,000 term loan to the BRPAC Borrowers, the proceeds of which were used to repay in full the obligations under the original BRPAC Credit Agreement dated December 19, 2018 and the Lingo Credit Agreement. In connection with the BRPAC Amended Credit Agreement, the BRPAC Borrowers also made certain distributions to the parent company of the BRPAC Borrowers from existing cash on hand. The BRPAC Amended Credit Agreement also builds in provisions for incremental term loans up to $40,000 allowing certain distributions to the parent company of the BRPAC Borrowers from the proceeds of such incremental term loans. The modification amended the reference rate from 30-day Average SOFR to Term SOFR. The BRPAC Borrowers’ U.S. subsidiaries are guarantors of all obligations under the BRPAC Amended Credit Agreement. The obligations under the BRPAC Amended Credit Agreement are secured by first-priority liens on, and first priority security interest in, substantially all of the assets of the BRPAC Borrowers, including a pledge of (a) 100% of the equity interests of the BRPAC Borrowers; (b) 65% of the equity interests in United Online Software Development (India) Private Limited, a private limited company organized under the laws of India; and (c) 65% of the equity interests in magicJack VocalTec Ltd., an Israel corporation. Such security interests are evidenced by pledge, security, and other related agreements. The purpose of the refinancing was to consolidate the prior Lingo and BRPAC Credit Agreements held by subsidiaries of the Communications segment into a single debt facility. For accounting purposes, the modification of terms was considered a troubled debt restructuring. As the future undiscounted cash payments under the terms of the modified debt exceeded the carrying amount of the old debt on the modification date, the Company accounted for the restructuring on a prospective basis using the revised effective interest rate established under the amended agreement. The carrying amount of the restructured debt includes variable interest rates from Term SOFR.

The borrowings under the BRPAC Amended Credit Agreement bear interest equal to the Term SOFR rate plus a margin of 2.75% to 3.50% per annum, depending on the BRPAC Borrowers consolidated total funded debt ratio as defined in the BRPAC Amended Credit Agreement. The interest rate is subject to a margin level of 3.25%. As of the Closing Date, the outstanding principal amount was $80,000 with quarterly installments of principal due in the amount of $4,000, and any remaining principal balance is due at final maturity on January 6, 2030.

Interest expense on the term loan during the three months ended September 30, 2025 and 2024 was $1,475 and $825, respectively, and during the nine months ended September 30, 2025 and 2024 was $4,626 and $2,800, respectively.

The BRPAC Amended Credit Agreement contains certain covenants, including those limiting the Credit Parties’, and their subsidiaries’, ability to incur indebtedness, incur liens, sell or acquire assets or businesses, change the nature of their businesses, engage in transactions with related parties, make certain investments or pay dividends. In addition, the BRPAC Amended Credit Agreement requires the Credit Parties to maintain certain financial ratios. The BRPAC Amended Credit Agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults. If an event of default occurs, the agent would be entitled to take various actions, including the acceleration of outstanding amounts due under the BRPAC Amended Credit Agreement. The Company is in compliance with all financial covenants in the BRPAC Amended Credit Agreement as of September 30, 2025.

NOTE 13 — TERM LOANS AND REVOLVING CREDIT FACILITY

Targus Credit Agreement

On October 18, 2022, Targus (the “Targus Borrower”), among others, entered into a credit agreement (“Targus Credit Agreement”) with PNC Bank, National Association (“PNC”), as agent and security trustee for a five-year $28,000 term loan and a five-year $85,000 revolver loan, which was used to finance part of the acquisition of Targus. The final maturity date is October 18, 2027.

The Targus Credit Agreement is secured by substantially all Targus assets as collateral defined in the Targus Credit Agreement which assets had an aggregate value of approximately $176,643, which includes $39,095 of accounts receivable and $57,507 of inventory as of December 31, 2024. The Targus Credit Agreement contains certain covenants, including those limiting the Targus Borrower’s ability to incur certain indebtedness, incur liens, sell or acquire assets or businesses, change the nature of their businesses, engage in transactions with related parties, make certain investments or pay dividends. The Targus Credit Agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults. If an event of default occurs, the agent would be entitled to take various actions, including the acceleration of amounts outstanding under the Targus Credit Agreement. On October 31, 2023 and February 20, 2024, the Company entered into Amendment No. 1 and Amendment No. 2 to the Targus Credit Agreement, which, among other things, modified the fixed charge coverage ratio “FCCR” and the minimum EBITDA requirements which waived the financial covenant breaches for the periods ended September 30, 2023 and December 31, 2023, respectively. Amendment No. 2 also provided, among other things, with a cure right for the Company to provide a capital contribution to Targus in the event of a financial covenant breach (the “Keepwell”). For the period ended September 30, 2023, the FCCR covenant was not fulfilled in accordance with the Targus Credit Agreement, and for the period ended December 31, 2023, the FCCR and minimum EBITDA covenant was not fulfilled in accordance with the Targus Credit Agreement. However, the amendments to the Targus Credit Agreement and the capital contributions made to the subsidiary cured the covenant breaches. On June 27, 2024 the Company entered into Amendment No. 3 to the Targus Credit Agreement to replace the terminating Canadian benchmark interest rate with the Term CORRA Reference Rate. For the period ended June 30, 2024, the minimum EBITDA covenant was also breached. On August 14, 2024, the Company contributed $1,602 to Targus to cure a minimum EBITDA financial covenant requirement for the period ended June 30, 2024. For the period ended September 30, 2024, the minimum EBITDA covenant was also breached. On November 7, 2024, the Company entered into Amendment No. 4 to the Targus Credit Agreement, which among other things, reduced revolving loan sublimits, modified the FCCR covenant, removed the minimum EBITDA requirement, imposed a minimum undrawn availability covenant, and modified the terms of the Keepwell. Amendment No. 4 to the Targus Credit Agreement also waived the September 30, 2024 minimum EBITDA covenant breach. Concurrently with the effectiveness of Amendment No. 4 to the Targus Credit Agreement, the Company repaid the outstanding balance of the term loan in full with $2,100 of revolver loan advances and $7,500 of cash from the Company.

On May 9, 2025, the Targus Borrower entered into Amendment No. 5 to the Targus Credit Agreement, which among other things, (i) requires quarterly repayments of revolver loan advances in an amount equal to $2,500 commencing on September 30, 2025 and continuing until the total outstanding amount thereunder is paid in full, (ii) reduced the maximum revolving commitments from $30,000 to $25,000, (iii) required the repayment of $5,000 of outstanding revolving advances and (iv) requires that the Targus Borrower to pay a deferred amendment fee of $1,000 in the event the Company is unable to refinance the Targus Credit Agreement by July 31, 2025. On July 25, 2025, the Targus Borrower entered into Amendment No. 6 to the Targus Credit Agreement, which among other things, (i) reduced the deferred amendment fee of $1,000 to $150, due and payable on July 25, 2025, and (ii) requires the Targus Borrower to pay an additional deferred amendment fee of $850 in the event the Company is unable to refinance the Targus Credit Agreement by August 15, 2025. On August 15, 2025, the Targus Borrower entered into Amendment No. 7 to the Targus Credit Agreement, which among other things, (i) requires the Targus Borrower to pay an additional deferred amendment fee of $100 in the event the Targus Borrower is unable to refinance the Targus Credit Agreement by August 15, 2025, and (ii) requires the Targus Borrower to pay an additional deferred amendment fee of $850 in the event the Targus Borrower is unable to refinance the Targus Credit Agreement by August 20, 2025.

In connection with the above amendments to the Targus Credit Agreement, the Company entered into Amendment No. 2 to the Keepwell on May 9, 2025, Amendment No. 3 to the Keepwell on July 25, 2025, and Amendment No. 4 to the Keepwell on August 15, 2025, which among other things, modified the conditions under which, if satisfied, the Company would be required to make certain capital contributions to the Targus Borrower.

On August 20, 2025, the Company entered into the new Targus/FGI Credit Agreement to refinance and repay all obligations under the existing Targus Credit Agreement, as more fully described below.

The Company is in compliance with all financial covenants with the Targus Credit Agreement, as amended, and no defaults or events of default, as defined in the credit agreement, were noted as of December 31, 2024.

The term loan bears interest on the outstanding principal amount equal to the term Secured Overnight Financing Rate (“SOFR”) rate plus an applicable margin of 5.75%. The revolver loan consists of base rate loans that bear interest on the outstanding principal amount equal to the base rate plus an applicable margin of 3.00% and term rate loans that bear interest on the outstanding principal amount equal to the revolver SOFR rate plus an applicable margin of 4.00%.

As of December 31, 2024 and 2023, the outstanding balance on the term loan was zero and $17,834 (net of unamortized debt issuance costs of $366), respectively. As of December 31, 2024 and 2023, the outstanding balance on the revolver loan was $16,329 and $43,801, respectively. The average borrowings under the revolver loan was $21,418 and $56,704 during the year ended December 31 2024 and 2023, respectively. The amount available for borrowings under the Targus Credit Agreement was $5,361 and $1,814 at December 31, 2024, and 2023, respectively.

Interest expense on these loans during the years ended December 31, 2024 and 2023 was $4,234 (including amortization of deferred debt issuance costs and unused commitment fees of $957) and $7,303 (including amortization of deferred debt issuance costs and unused commitment fees of $664), respectively. In connection with the principal payments made on the term loan during the year ended December 31, 2024, the Company recorded losses on the extinguishment of this debt in the amount of $769, which was included in the consolidated statements of operations in 2024. The interest rate on the term loan was 10.45% and 10.20% and the interest rate on the revolver loan ranged between 8.44% to 11.25% and between 8.45% to 11.25% as of December 31, 2024 and 2023, respectively. The weighted average interest rate on the revolver loan was 10.39% and 8.53% as of December 31, 2024 and 2023, respectively.

Targus/FGI Credit Agreement

On August 20, 2025, the Targus Borrower and certain of the Targus Borrowers’ direct and indirect subsidiaries (the “FGI Loan Parties”) entered into a Revolving Credit, Receivables Purchase, Security and Guaranty Agreement (the “Targus/FGI Credit Agreement”) with FGI Worldwide LLC (“FGI”), as agent and for a three-year $30,000 revolving loan facility, the proceeds of which were used to refinance and repay all obligations under the existing Targus Credit Agreement with PNC. The final maturity date of the Targus/FGI Credit Agreement is August 20, 2028.

The Targus/FGI Credit Agreement is a revolving line of credit facility with a receivables purchase feature, under which the purchase of eligible receivables is on a full recourse basis with each borrower retaining the risk of non-payment. The revolving loans bear interest at the greater of (a) 5.25% per annum or (b) 3.00% above the term SOFR for a period of 1 month plus 10 basis points, plus (c) 0.30% per month collateral management fee.

The Targus/FGI Credit Agreement is secured by (i) a first priority perfected security interest in and a lien upon all of the assets of the FGI Loan Parties, and (ii) a pledge of all of the equity interests of the Targus Borrower and its direct and indirect subsidiaries. The Targus/FGI Credit Agreement contains certain covenants, including those limiting the FGI Loan Parties’ ability to incur indebtedness, incur liens, sell or acquire assets or businesses, change the nature of their businesses, engage in transactions with related parties, make certain investments or pay dividends. The Targus/FGI Credit Agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults. If an uncured event of default occurs, FGI would be entitled to take various actions, including the acceleration of amounts outstanding under the Targus/FGI Credit Agreement.

As required under the Targus/FGI Credit Agreement, B. Riley Commercial Capital, LLC (“BRCC”), a wholly owned subsidiary of the Company, entered into an amendment to an existing intercompany loan and security agreement to extend an additional subordinated loan to the Targus Borrower at the closing of the Targus/FGI Credit Agreement in the amount of $5,000 increasing the aggregate principal amount of such loan from $5,000 to $10,000.

Pathlight Credit Agreement

On September 23, 2022, the Company’s subsidiary, BRRII, entered into a credit agreement (the “Pathlight Credit Agreement”) by and among PLC Agent, LLC in the capacity as administrative agent and Pathlight Capital Fund I LP, Pathlight Capital Fund II LP, and Pathlight Capital Fund III LP as the lenders (collectively, “Pathlight”) for a five-year $148,200 term loan. On January 12, 2023, Amendment No. 2 to the Pathlight Credit Agreement increased the term loan by an additional $78,296. On March 31, 2023, Amendment No. 3 to the Pathlight Credit Agreement increased the term loan by an additional $49,890. On August 21, 2023, in connection with the sale of all of the equity interests in BRRII to Freedom VCM Receivables as more fully described in Note 2(s), the Company was released from all obligations, guarantees and covenants related to the Pathlight Credit Agreement. The Company had been in compliance with all financial covenants in the Pathlight Credit Agreement.

The term loan bore interest on the outstanding principal amount equal to the Term SOFR rate plus an applicable margin of 6.50%. Interest expense on the term loan during the year ended December 31, 2023 was $14,359 (including amortization of deferred debt issuance costs of $4,262).

Lingo Credit Agreement

On August 16, 2022, Lingo (the “Lingo Borrower”), entered into a credit agreement (the “Lingo Credit Agreement”) by and among the Lingo Borrower, the Company as the secured guarantor, and Banc of California, N.A. in its capacity as administrative agent and lender, for a five-year $45,000 term loan. This loan was used to finance part of the purchase of BullsEye by the Lingo Borrower. On September 9, 2022, the Lingo Borrower entered into the First Amendment to the Lingo Credit Agreement with Grasshopper Bank for an incremental term loan of $7,500, increasing the principal balance of the term loan to $52,500. On November 10, 2022, the Lingo Borrower entered into the Second Amendment to the Lingo Credit Agreement with KeyBank National Association for an incremental term loan of $20,500, increasing the principal balance of the term loan to $73,000.

The term loan bears interest on the outstanding principal amount equal to the term SOFR rate plus a margin of 3.00% to 3.75% per annum, depending on the consolidated total funded debt ratio as defined in the Lingo Credit Agreement, plus applicable spread adjustment. As of December 31, 2024 and 2023, the interest rate on the Lingo Credit Agreement was 7.91% and 8.70%, respectively.

The Lingo Credit Agreement is guaranteed by the Company and the Lingo Borrower’s subsidiaries and secured by certain Lingo assets and equity interests as collateral which totals approximately $228,679 defined in the Lingo Credit Agreement which includes $12,316 of accounts receivable. The agreement contains certain covenants, including those limiting the Lingo Borrower’s ability to incur indebtedness, incur liens, sell or acquire assets or businesses, change the nature of its businesses, engage in transactions with related parties, make certain investments or pay dividends. In addition, the Lingo Credit Agreement requires the Lingo Borrower to maintain certain financial ratios. The Lingo Credit Agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults. If an event of default occurs, the agent would be entitled to take various actions, including the acceleration of amounts due under the Lingo Credit Agreement. The Company is in compliance with all financial covenants in the Lingo Credit Agreement as of December 31, 2024.

Principal outstanding is due in quarterly installments. The quarterly installments from March 31, 2025 to June 30, 2027 are in the amount of $3,650, and the remaining principal balance is due at final maturity on August 16, 2027.

As of December 31, 2024 and 2023, the outstanding balance on the term loan was $52,363 (net of unamortized debt issuance costs of $562) and $63,153 (net of unamortized debt issuance costs of $722), respectively. Interest expense on the term loan during the years ended December 31, 2024 and 2023 was $5,759 (including amortization of deferred debt issuance costs of $542), $6,370 (including amortization of deferred debt issuance costs of $293), respectively.

On January 6, 2025, as discussed below BRPAC entered into an amended and restated credit agreement (the “BRPAC Amended Credit Agreement”) with the Banc of California, in the capacity as agent and lender and with other lenders party thereto from time to time. A portion of the proceeds from the BRPAC Amended Credit Agreement were used to pay all outstanding principal amounts and accrued interest under the Lingo Credit Agreement and the Lingo Credit Agreement was effectively terminated upon repayment on January 6, 2025.

bebe Credit Agreement

As a result of the Company obtaining a majority ownership interest in bebe on October 6, 2023, bebe’s credit agreement with SLR Credit Solutions (the “bebe Credit Agreement”) for a $25,000 five-year term loan with a maturity date of August 24, 2026 is included in the Company’s long-term debt. The term loan bears interest on the outstanding principal amount equal to the Term SOFR rate plus a margin of 5.50% to 6.00% per annum, depending on the total fixed charge coverage ratio as defined in the bebe Credit Agreement. As of December 31, 2023, the interest rate on the bebe Credit Agreement was 11.14%.

The bebe Credit Agreement is collateralized by a first lien on all bebe assets and pledges of capital stock including equity interests. The agreement contains certain covenants, including those limiting the borrower’s ability to incur indebtedness, incur liens, sell or acquire assets or businesses, change the nature of their businesses, engage in transactions with related parties, make certain investments or pay dividends. In addition, the agreement requires bebe to maintain certain financial ratios. The agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults.

As of December 31, 2024 and 2023, the outstanding balance on the term loan was zero (net of unamortized debt issuance costs of zero) and $22,487 (net of unamortized debt issuance costs of $638), respectively. Interest expense on the term loan during the year ended December 31, 2024 and 2023 was $2,715 (including amortization of deferred debt issuance costs of $638 and allocated to income from discontinued operations, net of income taxes in the consolidated statement of operations) and $680 (including amortization of deferred debt issuance costs of $56), respectively. Principal outstanding is due in quarterly installments through June 30, 2026 in the amount of $313 per quarter and the remaining principal balance of $20,000 is due at final maturity on August 24, 2026.

On October 25, 2024, upon the closing of the Brands Transaction as described in Note 4 — Discontinued Operation, proceeds of $22,188 was used to pay off the then outstanding balance of the loan in full and $224 of loan payoff expenses.

Nomura Credit Agreement

The Company, and its wholly owned subsidiaries, BR Financial Holdings, LLC (“BRFH”), and BR Advisory & Investments, LLC had entered into a credit agreement dated June 23, 2021 (as amended, the “Prior Credit Agreement”) with Nomura Corporate Funding Americas, LLC, as administrative agent, and Wells Fargo Bank, N.A., as collateral agent, for a four-year $300,000 secured term loan credit facility (the “Prior Term Loan Facility”) and a four-year $80,000 secured revolving loan credit facility (the “Prior Revolving Credit Facility”) with a maturity date of June 23, 2025.

On August 21, 2023, the Company and BRFH (the “BRFH Borrower”), and certain direct and indirect subsidiaries of the BRFH Borrower (the “BRFH Guarantors”), entered into a credit agreement (the “Credit Agreement”) with Nomura Corporate Funding Americas, LLC, as administrative agent, and Computershare Trust Company, N.A., as collateral agent, for a four-year $500,000 secured term loan credit facility (the “New Term Loan Facility”) and a four-year $100,000 secured revolving loan credit facility (the “New Revolving Credit Facility” and together, the “New Credit Facilities”). The purpose of the Credit Agreement was to (i) fund the Freedom VCM equity investment, (ii) prepay in full the Prior Term Loan Facility and Prior Revolving Credit Facility with an aggregate outstanding balance of $347,877, which included $342,000 in principal and $5,877 in interest and fees, (iii) fund a dividend reserve in an amount not less than $65,000, (iv) pay related fees and expenses, and (v) for general corporate purposes. The Company recorded a loss on extinguishment of debt related to the Prior Credit Agreement of $5,409, which was included in the consolidated statements of operations for the year ended December 31, 2023.

SOFR rate loans under the New Credit Facilities accrued interest at the adjusted term SOFR rate plus an applicable margin of 6.00%. In addition to paying interest on outstanding borrowings under the New Revolving Credit Facility, the Company was required to pay a quarterly commitment fee based on the unused portion, which was determined by the average utilization of the facility for the immediately preceding fiscal quarter.

The Credit Agreement was secured on a first priority basis by a security interest in the equity interests of the BRFH Borrower and each of the BRFH Borrower’s subsidiaries (subject to certain exclusions) and a security interest in substantially all of the assets of the BRFH Borrower and the BRFH Guarantors. The borrowing base as defined in the Credit Agreement consisted of a collateral pool that included certain of the Company’s loans receivables in the amount of $112,454 (which is included in the total loans receivable, at fair value balance of $90,103 reported in our consolidated balance sheet at December 31, 2024) and $375,814 (which is included in the total loans receivable, at fair value balance of $532,419 reported in our consolidated balance sheet at December 31, 2023) and investments in the amount of $228,292 (which is included in the total securities and other investments owned, at fair value of $282,325 reported in our consolidated balance sheet at December 31, 2024) and $786,714 (which is included in the total securities and other investments owned, at fair value of $809,049 reported in our consolidated balance sheet at December 31, 2023) as of December 31, 2024 and 2023, respectively.

The Credit Agreement contained certain affirmative and negative covenants customary for financings of this type that, among other things, limited the Company’s and its subsidiaries’ ability to incur additional indebtedness or liens, to dispose of assets, to make certain fundamental changes, to enter into restrictive agreements, to make certain investments, loans, advances, guarantees and acquisitions, to prepay certain indebtedness and to pay dividends or to make other distributions or redemptions/repurchases in respect of their respective equity interests. The Credit Agreement contained customary events of default, including with respect to a failure to make payments under the credit facilities, cross-default, certain bankruptcy and insolvency events and customary change of control events. The Company was in compliance with all financial covenants in the Credit Agreement as of December 31, 2024. On September 17, 2024, the Company entered into Amendment No. 4 to its credit agreement, dated August 21, 2023, with Nomura Corporate Funding Americas, LLC, as administrative agent (the “Fourth Amendment”). On September 17, 2024, the Company made a payment of $85,857 which consisted of a principal payment of $85,146 and accrued interest of $711. Loan fees incurred in connection with the Fourth Amendment totaled $5,869 of which $3,523 was added to the principal balance of the term loan. After giving effect to these amounts, the outstanding principal balance on the term loan was reduced from $469,750 to $388,127. In connection with the Fourth Amendment, the revolving credit facility in the amount of $100,000 which had no balance outstanding at September 17, 2024 was terminated and the Company was required to reduce the principal amount of the term loan to be no greater than $100,000 on or prior to September 30, 2025. The scheduled maturity date of the term loan was August 21, 2027.

The Fourth Amendment contained certain provisions related to borrowing base, including specific treatment for certain assets in the calculation of borrowing base and also included mandatory prepayment provisions regarding asset sales. Interest on the term loan increased to SOFR loans accrued interest at the adjusted term SOFR plus an applicable margin of 7.00% cash interest or, at the election of the Company, at the adjusted term SOFR determined plus an applicable margin of 6.00% cash interest plus 1.50% paid-in-kind interest; and base rate loans accrued interest at the base rate plus an applicable margin of 6.00% cash interest or, at the election of the Company, at the adjusted term SOFR determined for such day plus an applicable margin of 5.00% cash interest plus 1.50% PIK Interest. On December 9, 2024, the Company entered into Amendment No. 5 to its credit agreement, dated August 21, 2023, with Nomura Corporate Funding Americas, LLC, as administrative agent (the “Fifth Amendment”). The Fifth Amendment extended the springing maturity date of the term loans if more than $25,000 aggregate principal amount of the 5.50% 2026 Notes was outstanding to February 3, 2026 and permitted under certain conditions an additional $10,000 of telecommunications financing. On January 3, 2025, the Company entered into Amendment No. 6 to its credit agreement, dated August 21, 2023, with Nomura Corporate Funding Americas, LLC, as administrative agent (the “Sixth Amendment”). The Sixth Amendment agreed to permit under certain conditions the contribution by BRPI of 100% of the equity interests in Lingo to BRPAC in connection with the entry into the BRPAC Credit Agreement. There was no fee charged in connection with the Sixth Amendment.

As of December 31, 2024 and 2023, the outstanding balance on the term loan was $117,292 (net of unamortized debt issuance costs of $5,246) and $475,056 (net of unamortized debt issuance costs of $18,694), respectively. Interest on the term loan during the years ended December 31, 2024 and 2023 was $23,529 (including amortization of deferred debt issuance costs of $5,799) and $11,662 (including amortization of deferred debt issuance costs of $2,916), respectively. The interest rate on the term loan as of December 31, 2024 and 2023 was 11.52% and 11.37%, respectively.

There were no borrowings outstanding under the revolving facility as of December 31, 2024. The Company had an outstanding balance $74,700 under the revolving facility as of December 31, 2023. Interest on the revolving facility during the years ended December 31, 2024 and 2023 was $1,420 (including unused commitment fees of $688 and amortization of deferred financing costs of $732) and $5,908 (including unused commitment fees of $334 and amortization of deferred financing costs of $754), respectively. The interest rate on the Revolving Credit Facility as of December 31, 2024 and 2023 was 11.37%.

In connection with the principal payments made on the term loan and revolving credit facility with Nomura during the year ended December 31, 2024, the Company recorded losses of the extinguishment of this debt in the amount of $17,956, which was included in the consolidated statements of operations in 2024.

On February 26, 2025, the Company entered into a new credit agreement with a group of funds indirectly or directly controlled by Oaktree Capital Management, L.P. with Oaktree Fund Administration, LLC, acting as the administrative agent and collateral agent, as more fully described in Note 25. The new credit agreement provided for (i) a three-year $125,000 secured term loan credit facility (the “Initial Term Loan Facility”) and (ii) a four-month $35,000 secured delayed draw term loan credit facility (the “Delayed Draw Facility” and, together with the Initial Term Loan Facility, the “Oaktree Credit Facilities”). The Nomura Credit Agreement discussed above was paid in full and terminated using proceeds from the Initial Term Loan Facility.

BRPAC Credit Agreement

On December 19, 2018, BRPI Acquisition Co LLC (“BRPAC”), a Delaware limited liability company, United Online, Inc. (“UOL”), and YMAX Corporation, Delaware corporations (collectively, the “BRPAC Borrowers”), indirect wholly owned subsidiaries of the Company, in the capacity as borrowers, entered into a credit agreement (the “BRPAC Credit Agreement”) with the Banc of California, N.A. in the capacity as agent (the “Agent”) and lender and with the other lenders party thereto (the “Closing Date Lenders”). Certain of the BRPAC Borrowers’ U.S. subsidiaries are guarantors of all obligations under the BRPAC Credit Agreement and are parties to the BRPAC Credit Agreement in such capacity (collectively, the “Secured Guarantors”; and together with the BRPAC Borrowers, the “Credit Parties”). In addition, the Company and B. Riley Principal Investments, LLC, the parent corporation of BRPAC and a subsidiary of the Company, are guarantors of the obligations under the BRPAC Credit Agreement pursuant to standalone guaranty agreements pursuant to which the shares outstanding membership interests of BRPAC are pledged as collateral.

The obligations under the BRPAC Credit Agreement are secured by first-priority liens on, and first priority security interest in, substantially all of the assets of the Credit Parties which totals approximately $184,587 (which includes $3,737 of accounts receivable and $3,325 of inventory), including a pledge of (a) 100% of the equity interests of the Credit Parties, (b) 65% of the equity interests in United Online Software Development (India) Private Limited, a private limited company organized under the laws of India; and (c) 65% of the equity interests in magicJack VocalTec Ltd., an Israel corporation. Such security interests are evidenced by pledge, security, and other related agreements.

The BRPAC Credit Agreement contains certain covenants, including those limiting the Credit Parties’ and their subsidiaries’ ability to incur indebtedness, incur liens, sell or acquire assets or businesses, change the nature of their businesses, engage in transactions with related parties, make certain investments or pay dividends. In addition, the BRPAC Credit Agreement requires the Credit Parties to maintain certain financial ratios. The BRPAC Credit Agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults. If an event of default occurs, the agent would be entitled to take various actions, including the acceleration of amounts due under the outstanding BRPAC Credit Agreement. The Company is in compliance with all financial covenants in the BRPAC Credit Agreement as of December 31, 2024.

Through a series of amendments, including the Fourth Amendment to the BRPAC Credit Agreement (the “Fourth Amendment”) on June 21, 2022, the BRPAC Borrowers, the Secured Guarantors, the Agent and the Closing Date Lenders agreed to the following, among other things: (i) the Closing Date Lenders agreed to make a new $75,000 term loan to the BRPAC Borrowers, the proceeds of which the BRPAC Borrowers used to repay the outstanding principal amount of the existing terms loans and optional loans and will use for other general corporate purposes, (ii) a new applicable margin level of 3.50% was established as set forth from the date of the Fourth Amendment, (iii) Marconi Wireless Holdings, LLC (“Marconi Wireless”) was added to the BRPAC Borrowers, (iv) the maturity date of the term loan was set to June 30, 2027, and (v) the BRPAC Borrowers were permitted to make certain distributions to the parent company of the BRPAC Borrowers.

The borrowings under the amended BRPAC Credit Agreement bear interest equal to the Term SOFR rate plus a margin of 2.75% to 3.50% per annum, depending on the BRPAC Borrowers’ consolidated total funded debt ratio as defined in the BRPAC Credit Agreement. As of December 31, 2024 and 2023, the interest rate on the BRPAC Credit Agreement was 7.42% and 8.46%, respectively.

Principal outstanding under the Amended BRPAC Credit Agreement is due in quarterly installments. The quarterly installments from March 31, 2025 to December 31, 2026 are in the amount of $3,169 per quarter, the quarterly installment on March 31, 2027 is in the amount of $2,377, and the remaining principal balance is due at final maturity on June 30, 2027.

As of December 31, 2024, and 2023, the outstanding balance on the term loan was $29,774 (net of unamortized debt issuance costs of $332) and $46,421 (net of unamortized debt issuance costs of $429), respectively. Interest expense on the term loan during the years ended December 31, 2024 and 2023 was $3,525 (including amortization of deferred debt issuance costs of $252) and $5,201 (including amortization of deferred debt issuance costs of $272), respectively.

On January 6, 2025 (the “Closing Date”), BRPAC entered into the BRPAC Amended Credit Agreement with certain subsidiaries of the Company, the Banc of California, in the capacity as agent and lender and with other lenders party thereto from time to time. The Company’s subsidiary Lingo was added as a BRPAC Borrower to the BRPAC Amended Credit Agreement. Pursuant to the BRPAC Amended Credit Agreement, the lenders made a new five-year $80,000 term loan to the BRPAC Borrowers, the proceeds of which were used to repay in full the obligations under the original BRPAC Credit Agreement dated December 19, 2018 and the Lingo Credit Agreement. In connection with the BRPAC Amended Credit Agreement, the BRPAC Borrowers also made certain distributions to the parent company of the BRPAC Borrowers from existing cash on hand. The BRPAC Amended Credit Agreement also builds in provisions for incremental term loans up to $40,000 allowing certain distributions to the parent company of the BRPAC

Borrowers from the proceeds of such incremental term loans. The BRPAC Borrowers’ U.S. subsidiaries are guarantors of all obligations under the BRPAC Amended Credit Agreement. The obligations under the BRPAC Amended Credit Agreement are secured by first-priority liens on, and first priority security interest in, substantially all of the assets of the BRPAC Borrowers, including a pledge of (a) 100% of the equity interests of the BRPAC Borrowers; (b) 65% of the equity interests in United Online Software Development (India) Private Limited, a private limited company organized under the laws of India; and (c) 65% of the equity interests in magicJack VocalTec Ltd., an Israel corporation. Such security interests are evidenced by pledge, security, and other related agreements.

The borrowings under the BRPAC Amended Credit Agreement bear interest equal to the Term SOFR rate plus a margin of 2.75% to 3.50% per annum, depending on the BRPAC Borrowers consolidated total funded debt ratio as defined in the BRPAC Amended Credit Agreement. The interest rate is subject to a margin level of 3.25%. As of the Closing Date, the outstanding principal amount was $80,000 with quarterly installments of principal due in the amount of $4,000, and any remaining principal balance is due at final maturity on January 6, 2030.

The BRPAC Amended Credit Agreement contains certain covenants, including those limiting the Credit Parties’, and their subsidiaries’, ability to incur indebtedness, incur liens, sell or acquire assets or businesses, change the nature of their businesses, engage in transactions with related parties, make certain investments or pay dividends. In addition, the BRPAC Amended Credit Agreement requires the Credit Parties to maintain certain financial ratios. The BRPAC Amended Credit Agreement also contains customary representations and warranties, affirmative covenants, and events of default, including payment defaults, breach of representations and warranties, covenant defaults and cross defaults. If an event of default occurs, the agent would be entitled to take various actions, including the acceleration of outstanding amounts due under the BRPAC Amended Credit Agreement. The Company obtained a waiver from the lender to allow for an extra 15 days to deliver interim financial statements for the quarter ended March 31, 2025. The Company delivered the interim financial statements within the amended time period.